Consolidated Statements of Cash Flows (Parenthetical) (EUR €)	12 Months Ended
	Dec. 31, 2012
Consolidated Statements of Cash Flows [Abstract]
Additions related to non-cash transfers from inventory	€ 204,800,000
Disposal related to non-cash transfers to inventory	222,900,000
Amount relates to other non-cash transfers from inventory	9,600,000
Shares issued under customer co-investment program	3,853,900,000
Capital repayment on ASML's treasury shares	125,600,000
Payment for Synthetic Share Buyback	€ 3,728,324,000	[1],[2]

[1]	In 2012, as part of the capital repayment, EUR 3,728.3 million of shareholders' equity was returned to our shareholders (excluding Intel Corporation ("Intel"), Taiwan Semiconductor Manufacturing Company Ltd. ("TSMC") and Samsung Electronics Corporation ("Samsung") (collectively referred to as "participating customers" in the Customer Co-investment Program)) and the number of shares was reduced by 23 Percent. See Note 26.
[2]	The difference of EUR 125.6 million between the capital repayment EUR 3,728.3 million and the net proceeds from issuance of shares EUR 3,853.9 million relates to the capital repayment on ASML's treasury shares which was also part of the Synthetic Share Buyback in November 2012.